                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-06590

Morgan Stanley Insured Municipal Income Trust
                   (Exact name of registrant as specified in charter)

522 Fifth Avenue, New York, New York 10036
   (Address of principal executive offices)                   (Zip code)

Ronald E. Robison
522 Fifth Avenue, New York, New York 10036

                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-296-6990

Date of fiscal year end: October 31, 2007

Date of reporting period: July 31, 2007

ITEM 1. SCHEDULE OF INVESTMENTS.

The Trust's schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

Morgan Stanley Insured Municipal Income Trust

PORTFOLIO OF INVESTMENTS             JULY 31, 2007 (UNAUDITED)

PRINCIPAL
AMOUNT IN                                                                          COUPON   MATURITY
THOUSANDS                                                                           RATE      DATE         VALUE

            TAX-EXEMPT MUNICIPAL BONDS  (156.4%)

            ARIZONA  (0.8%)
  $ 2,500   University of Arizona, 2003 Ser B COPs (Ambac)                           5.00%  06/01/23   $    2,586,025
                                                                                                       --------------
            CALIFORNIA  (30.9%)
   20,000   Anaheim Public Financing Authority, Electric System District             4.50   10/01/37       19,130,600
             Facilities, Ser 2007-A (MBIA) +++
    3,000   California, Economic Recovery Ser 2004 A (MBIA)                          5.00   07/01/15        3,193,590
    8,000   California, Ser 2007 (MBIA)                                              4.25   08/01/33        7,378,320
   10,000   California Infrastructure & Economic Development Bank,
             Bay Area Toll Bridges Seismic Retrofit 1st Lien Ser 2003 A              5.00   01/01/28       10,908,800
              (Ambac) (ETM)
    5,000   California Infrastructure & Economic Development Bank,
             Bay Area Toll Bridges Seismic Retrofit 1st Lien Ser 2003 A              5.00   01/01/28        5,454,400
              (FGIC) (ETM)
    6,000   Golden State Tobacco Securitization Corporation, Enhanced                5.00   06/01/38        6,134,220
             Asset Backed Ser 2005 A (FGIC)
    9,000   Long Beach, Harbor Refg Ser 1998 A (AMT) (FGIC)                          6.00   05/15/18       10,196,640
    3,000   Los Angeles, Ser 2004 A (MBIA)                                           5.00   09/01/24        3,156,900
    5,000   Los Angeles Department of Water & Power, Water                           5.00   07/01/24        5,256,150
             2004 Ser C (MBIA)
    4,000   Oxnard Financing Authority, Water Ser 2004 C (XLCA)                      5.00   06/01/28        4,115,120
    3,000   Sacramento County Sanitation District Financing Authority,               5.00   12/01/36        3,127,050
             Sacramento Regional Ser 2006 (FGIC)
    5,000   San Diego County Water Authority, Ser 2002 A COPs (MBIA)                 5.00   05/01/27        5,170,400
    5,000   San Diego County Water Authority, Ser 2004 A COPs (FSA)                  5.00   05/01/29        5,166,650
    3,000   San Francisco City & County, City Buildings                              4.50   09/01/37        2,872,590
              Ser 2007 A COPs (FGIC)
    2,000   University of California, Ser 2003 B (Ambac)                             5.00   05/15/22        2,078,420
    3,120   University of California, Ser 2007-J (FSA)+++                            4.50   05/15/31        3,036,524
    2,880   University of California, Ser 2007-J (FSA)+++                            4.50   05/15/35        2,802,946
                                                                                                       --------------
                                                                                                           99,179,320
                                                                                                       --------------

            COLORADO (2.3%)

    4,000   Arkansas River Power Authority, Power Ser 2006 (XLCA)                    5.25   10/01/40        4,206,160
    3,000   Denver Convention Center Hotel Authority, Refg Ser 2006                  5.00   12/01/30        3,106,530
             (XLCA)                                                                                    --------------
                                                                                                            7,312,690
                                                                                                       --------------

            DISTRICT OF COLUMBIA  (5.1%)
    2,000   District of Columbia Ballpark, Ser 2006 B-1 (FGIC)                       5.00   02/01/31        2,073,560
    3,000   District of Columbia, American Association for the                      5.125   01/01/27        3,056,130
             Advancement of Science Ser 1997 (Ambac)
   5,000    District of Columbia, Refg Ser 1993 B (Ambac)                            5.50   06/01/09        5,153,800
   6,000    District of Columbia, Refg Ser 1993 B (FSA)                              5.50   06/01/10        6,221,520
                                                                                                       --------------
                                                                                                           16,505,010
                                                                                                       --------------
            FLORIDA  (7.4%)
   15,000   Miami-Dade County School Board, 2003 Ser A (FGIC)                        5.00   08/01/29       15,339,150
    3,000   Orange County School Board, Ser 2001 A COPs (Ambac)                      5.25   08/01/14        3,187,860
    5,000   Tampa Bay Water Authority, Ser 2001 A (FGIC)                             5.00   10/01/28        5,100,400
                                                                                                       --------------

                                                                                                           23,627,410
                                                                                                       --------------

            GEORGIA  (3.9%)
    5,000   Atlanta, Airport Ser 2004 C (FSA)                                        5.00   01/01/33        5,139,500
    5,000   Atlanta, Water & Wastewater, Ser 2004 (FSA)                              5.00   11/01/23        5,214,100
    2,000   Augusta, Water & Sewer Ser 2004 A (FSA)                                  5.25   10/01/39        2,102,780
                                                                                                       --------------

                                                                                                           12,456,380
                                                                                                       --------------
            HAWAII  (1.6%)
    5,000   Hawaii Department of Budget and Finance, Hawaiian Electric Co            6.20   11/01/29        5,263,550
             Ser 1999 C (AMT) (Ambac)                                                                  --------------

            ILLINOIS  (11.0%)
   15,000   Chicago, Neighborhoods Alive 21 Ser 2001 A (FGIC)                        5.50   01/01/11+      15,811,800
    5,000   Chicago, O'Hare Int'l Airport, Third Lien Ser 2005 A (MBIA)              5.25   01/01/25        5,308,700
    2,000   Illinois Finance Authority, Swedish American Hospital Ser 2004           5.00   11/15/31        2,053,300
             (Ambac)
    4,000   Illinois Toll Highway Authority, Priority Refg 1998 Ser A (FSA)          5.50   01/01/15        4,383,000
    3,000   Metropolitan Pier & Explosion Authority,
             McCormick Place Refg Ser 2002 B (MBIA)                                  0.00#  06/15/18        2,516,490
    5,000   Metropolitan Pier & Explosion Authority,
             McCormick Place Ser 2002 A (MBIA)                                       5.25   06/15/42        5,238,650
                                                                                                       --------------
                                                                                                           35,311,940
                                                                                                       --------------

            INDIANA  (1.4%)
    2,000   Indiana Health Facilities Financing Authority, Community Health          5.00   05/01/35        2,060,060
             Ser 2005 A (Ambac)
    2,400   Marion County Convention & Recreational Facilities Authority,            5.00   06/01/19        2,485,848
             Refg Ser 2003 A (Ambac)                                                                   --------------

                                                                                                            4,545,908
                                                                                                       --------------
            LOUISIANA  (1.3%)
    4,000   Lafayette, Utilities Ser 2004 (MBIA)                                     5.25   11/01/25        4,259,920
                                                                                                       --------------

            MASSACHUSETTS (3.6%)
    3,275   Massachusetts Municipal Wholesale Electric Company, 1993 Ser A           5.00   07/01/10        3,333,229
             (Ambac) (ETM)
    8,000   Massachusetts Turnpike Authority, Metropolitan Highway 1997              5.00   01/01/37        8,085,720
             Ser A (MBIA) +++                                                                          --------------
                                                                                                           11,418,949
                                                                                                       --------------

            MICHIGAN (0.8%)
    2,390   Detroit, Sewage Refg Ser 2003 A (FSA)                                    5.00   07/01/28        2,456,370
                                                                                                       --------------

            MINNESOTA  (1.6%)
    5,000   Minneapolis - St Paul Metropolitan Airports Commission,                  5.25   01/01/11+       5,230,900
             Ser 2001 C (FGIC)                                                                         --------------

            MISSOURI  (0.8%)
    2,500   Missouri Joint Municipal Electric Utility Commission Plum Point          5.00   01/01/26        2,589,350
             Ser 2006 (MBIA)                                                                           --------------

            MONTANA  (0.6%)
    2,000   Montana Facility Finance Authority, Benefits Health Care Ser 2007        5.00   01/01/37        2,061,280
             (AGC)                                                                                     --------------

            NEBRASKA  (1.6%)
    5,000   Nebraska Public Power District, 2003 Ser A (Ambac)                       5.00   01/01/35        5,148,850
                                                                                                       --------------

            NEVADA  (3.9%)
    5,080   Las Vegas Water District, Impr & Refg Ser 2003 A (FGIC)                  5.25   06/01/19        5,348,326
    7,000   Nevada Department of Business & Industry, Las Vegas Monorail            5.375   01/01/40        7,173,950
              1st Tier Ser 2000 (Ambac)                                                                --------------

                                                                                                           12,522,276
                                                                                                       --------------

            NEW HAMPSHIRE  (0.4%)
    1,300   New Hampshire Health & Education Facilities Authority, University       5.125   07/01/33        1,348,191
             of New Hampshire Ser 2001 (Ambac)                                                         --------------

            NEW JERSEY  (2.3%)
    2,000   Delaware River Port Authority, New Jersey & Pennsylvania
             Ser 1995 (FGIC)*                                                        5.50   01/01/26        2,014,420
    4,000   New Jersey Transportation Trust Fund Authority, Ser 2005 C (FGIC)        5.25   06/15/20        4,285,800
    1,000   University of Medicine and Dentistry, Ser 2004 COPs (MBIA)               5.00   06/15/29        1,035,500
                                                                                                       --------------
                                                                                                            7,335,720
                                                                                                       --------------

            NEW YORK (18.8%)
   16,000   Hudson Yards Infrastructure Corporation, 2007 Ser A (MBIA) +++           4.50   02/15/47       15,261,840
    3,000   Long Island Power Authority, Refg Ser 2003 C (FSA)                       5.00   09/01/28        3,091,020
    4,000   Long Island Power Authority, Ser 2006 A (XLCA)                           5.00   12/01/26        4,163,440
    3,000   Metropolitan Transportation Authority, Dedicated Tax Fund Refg           5.25   11/15/24        3,172,590
             Ser 2002 A (FSA)
   10,000   Metropolitan Transportation Authority, Transportation                    5.00   11/15/25       10,349,400
             Refg Ser 2002 A (FGIC)
    2,000   New York City Industrial Development Agency, Queens Baseball
             Stadium Ser 2006 (Ambac)                                                5.00   01/01/31        2,086,140
    2,500   New York City Industrial Development Agency, Yankee                      5.00   03/01/46        2,574,225
             Stadium Ser 2006(FGIC)
    1,735   New York City Transitional Finance Authority,                            5.25   08/01/21        1,831,206
             2000 Ser C (Ambac)
    2,500   New York City Transitional Finance Authority,                            5.25   08/01/22        2,634,575
             2000 Ser C (Ambac) ++
    4,200   New York State Dormitory Authority, School District Ser 2002 E           5.50   10/01/17        4,495,638
             (MBIA)
   10,000   Triborough Bridge & Tunnel Authority, Refg 2002 E (MBIA)                 5.25   11/15/22       10,575,300
                                                                                                       --------------

                                                                                                           60,235,374
                                                                                                       --------------

            NORTH CAROLINA (2.9%)
    6,000   North Carolina Municipal Power Agency # 1, Catawba                       5.25   01/01/19        6,309,600
             Ser 2003 A (MBIA)
    3,000   University of North Carolina at Wilmington, Student Housing              5.00   06/01/36        3,082,950
             Ser 2005 COPs (FGIC)                                                                      --------------

                                                                                                            9,392,550
                                                                                                       --------------

            OHIO (0.3%)
    1,005   Cleveland, Ohio, Waterworks Impr & Refg 1998 Ser I (FSA)                 5.00   01/01/23        1,018,728
                                                                                                       --------------

            OREGON  (1.0%)
    3,000   Oregon Department of Administrative Services, Ser 2005 B COPs            5.00   11/01/24        3,128,490
            (FGIC)                                                                                     --------------

            PENNSYLVANIA (5.3%)
    5,000   Allegheny County Hospital Development Authority, Pittsburgh             5.625   08/15/18        5,321,350
             Mercy Health Ser 1996 (Ambac) (ETM)
    2,000   Delaware County Industrial Development Authority, Aqua Inc               5.00   11/01/37        2,037,760
             Ser A 2005 (AMT) (FGIC)
    4,110   Pennsylvania, First Ser 2003 (MBIA) +++                                  5.00   01/01/13+       4,337,941
    5,000   Philadelphia, Water & Wastewater Ser 1998 (Ambac)                        5.25   12/15/14        5,394,100
                                                                                                       --------------

                                                                                                           17,091,151
                                                                                                       --------------

            RHODE ISLAND (3.4%)
   10,000   Rhode Island Depositors Economic Protection Corporation,                 6.00   08/01/17       10,881,400
             Refg 1992 Ser B (MBIA) (ETM)                                                              --------------

            SOUTH CAROLINA  (5.0%)
    1,500   Medical University Hospital Authority, FHA                               5.25   02/15/25        1,580,610
             Insured Mtge Ser 2004 A (MBIA)
   10,000   South Carolina Public Service Authority, Santee Cooper,
             Ser 2003 A (Ambac)                                                      5.00   01/01/27       10,340,800
    4,000   South Carolina Public Service Authority, Santee Cooper,
             Ser 2006 A (MBIA)                                                       5.00   01/01/36        4,151,480
                                                                                                       --------------

                                                                                                           16,072,890
                                                                                                       --------------
            TEXAS  (21.9%)
    3,020   Amarillo Health Facilities Corporation,
             Baptist St Anthony's Hospital Ser 1998 (FSA)                            5.50   01/01/16        3,290,230
    5,075   Amarillo Health Facilities Corporation,
             Baptist St Anthony's Hospital Ser 1998 (FSA)                            5.50   01/01/17        5,503,431
    9,000   Dallas-Fort Worth International Airport, Ser 2003 A (AMT)               5.375   11/01/22        9,418,230
             (FSA)
   15,000   Houston, Combined Utility First Lien Refg 2004 Ser A (FGIC)              5.25   05/15/23       15,911,850
    4,000   Houston, Public Impr & Refg Ser 2001 B (FSA)                             5.50   03/01/17        4,214,440
   10,000   Lower Colorado River Authority, Refg Ser 1999 A (FSA)                   5.875   05/15/16       10,443,100
    5,000   Lower Colorado River Authority, Refg Ser 2001 (FSA)                      5.00   05/15/26        5,095,450
    8,780   Lower Colorado River Authority,  Refg Ser 2002 (MBIA)                    5.00   05/15/31        8,998,710
    3,000   San Antonio, Water & Refg Ser 2002 A (FSA)                               5.00   05/15/32        3,080,040
    4,000   Texas Turnpike Authority, Central Texas First Tier Ser 2002 A            5.50   08/15/39        4,235,720
             (Ambac)                                                                                   --------------

                                                                                                           70,191,201
                                                                                                       --------------

            UTAH  (1.6%)
    5,000   Intermountain Power Agency, Utah, 2003 Ser A (FSA)                       5.00   07/01/21        5,214,100
                                                                                                       --------------

            VIRGINIA (2.0%)
    3,000   Alexandria Industrial Development Authority, Institute for               5.90   10/01/10+       3,217,860
             Defense Analysis Ser 2000 A (Ambac)
    3,000   Richmond Metropolitan Authority, Refg Ser 2002 (FGIC)                    5.25   07/15/22        3,324,210
                                                                                                       --------------

                                                                                                            6,542,070
                                                                                                       --------------

            WASHINGTON  (11.9%)
    6,000   Cowlitz County, Public Utility District # 1, Production Ser              5.00   09/01/31        6,205,620
             2006 (MBIA)
    3,000   King County, Refg 1998 Ser B (MBIA)                                      5.25   01/01/34        3,043,650
    5,000   King County, Sewer Refg 2001 (FGIC)                                      5.00   01/01/31        5,129,350
    8,025   Port of Seattle, Passenger Facility Ser 1998 A (MBIA) +++                5.00   12/01/23        8,163,040
    5,000   Port of Seattle, Ser 2001 B (AMT) (MBIA)                                5.625   02/01/24        5,189,600
    2,890   Seattle, Water Refg 2003 (MBIA)                                          5.00   09/01/20        3,012,103
    2,870   Seattle, Water Refg 2003 (MBIA)                                          5.00   09/01/23        2,970,220
    2,500   Spokane School District #81, Ser 2005 (MBIA)                             0.00## 12/01/23        2,429,075
    2,000   Washington State Health Care Facilities Authority, Kadlec Medical        5.00   12/01/30        2,062,320
             Center Ser 2006 A (AGC)                                                                   --------------

                                                                                                           38,204,978
                                                                                                       --------------

            WEST VIRGINIA  (1.0%)
    2,900   West Virginia Water Development Authority, Loan Program II Refg          5.25   11/01/23       3,095,953,
             2003 Ser B (Ambac)                                                                        --------------

  485,055   TOTAL TAX-EXEMPT MUNICIPAL BONDS                                                              502,228,924
----------  (Cost $488,356,666)                                                                        --------------

            SHORT-TERM INVESTMENT (a) (4.5%)
            Investment Company

   14,331   Morgan Stanley Institutional Liquidity Tax-Exempt Portfolio -
----------   Institutional Class (Cost $14,331,162)                                                        14,331,162
                                                                                                       --------------

  499,386   TOTAL INVESTMENTS (Cost $502,687,828)                                                         516,560,086
----------                                                                                             --------------

\

            FLOATING RATE NOTE OBLIGATIONS RELATED TO SECURITIES HELD (-14.2%)
  (45,580)  Notes with interest rates ranging from 3.61% to 3.67% at July 31, 2007 and
----------   contractual maturities of collateral ranging from 01/01/13 to 02/15/47 (b)++++
              (Cost $(45,580,000))                                                                        (45,580,000)
                                                                                                       --------------

  453,806   TOTAL NET INVESTMENTS
==========
            (COST $457,107,828) (c) (d)                                             146.7%                470,980,086
            OTHER ASSETS IN EXCESS OF LIABILITIES                                     1.7                   5,301,754

            PREFERRED SHARES OF BENEFICIAL INTEREST                                 (48.4)               (155,290,000)
                                                                                   ------              --------------

            NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS                            100.0%              $ 320,991,840
                                                                                   ======              ==============

Note: The categories of investments are shown as a percentage of net assets applicable to common shareholders.

  AMT  Alternative Minimum Tax.

  COPs Certificates of Participation.

  ETM  Escrowed to Maturity.

   +   Prerefunded to call date shown.

   ++  A portion of this security has been physically segregated in connection with open futures contracts in the amount of $157,000.

  +++  Underlying security related to inverse floater entered into by the
       Trust.

  ++++ Floating rate note obligation related to securities held. The interest rates shown reflects the rates in effect at July 31, 2007.

   #   Currently a zero coupon security; will convert to 5.30% on June 15, 2012.

   ##  Currently a zero coupon security; will convert to 5.125% on
       December 1, 2008.

   *   Joint exemption in locations shown.

  (a)  The Trust invests in Morgan Stanley Institutional Liquidity Tax-Exempt
       Portfolio-Institutional Class, an open- end management investment company managed by the Investment Adviser. Investment advisory fees paid by the Trust are reduced by an amount equal to the advisory and administrative service fees paid by Morgan Stanley Institutional
       Liquidity Tax-Exempt Portfolio - Institutional Class with respect to assets invested by the Trust in Morgan Stanley Institutional Liquidity
       Tax-Exempt Portfolio - Institutional Class. Income distributions earned by the Trust totaled $51,491 for the period ended July 31, 2007.

  (b)  Floating Rate Note Obligations Related to Securities Held - The Trust
       enters into transactions in which it transfers to Dealer Trusts
       ("Dealer Trusts"), fixed rate bonds in exchange for cash and residual interests in the Dealer Trusts' assets and cash flows, which are in the form of inverse floating rate investments. The Dealer Trusts fund the purchases of the fixed rate bonds by issuing floating rate notes to third parties and allowing the Trust to retain residual interest in the bonds. The Trust enters into shortfall agreements with the Dealer
        Trusts which commit the Trust to pay the Dealer Trusts, in certain circumstances, the difference between the liquidation value of the fixed rate bonds held by the Dealer Trusts and the liquidation value of the floating rate notes held by third parties, as well as any shortfalls in interest cash flows. The residual interests held by the
        Trust (inverse floating rate investments) include the right of the
        Trust (1) to cause the holders of the floating rate notes to tender their notes at par at the next interest rate reset date, and (2) to transfer the municipal bond from the Dealer Trusts to the Trust, thereby collapsing the Dealer Trusts. The Trust accounts for the transfer of bonds to the Dealer Trusts as secured borrowings, with the securities transferred remaining in the Trust's investment assets, and the related floating rate notes reflected as Trust liabilities. The notes issued by the Dealer Trust have interest rates that reset weekly and the floating rate note holders have the option to tender their notes to the Dealer Trust for redemption at par at each reset date. At
        July 31, 2007, Trust investments with a value of $60,818,611 are held by the Dealer Trust and serve as collateral for the

          $45,580,000 in floating rate note obligations outstanding at that date. Contractual maturities of the floating rate note obligations and interest rates in effect at July 31, 2007 are presented in the
          "Portfolio of Investments".

(c)       Securities have been designated as collateral in an amount equal to
          $17,329,850 in connection with open futures contracts and an open swap contract.

(d)       The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is $16,431,336 and the aggregate gross unrealized depreciation is $2,559,078, resulting in net unrealized appreciation of $13,872,258.

Bond Insurance:
---------------

   AGC    Assured Guaranty Corporation.

  Ambac   Ambac Assurance Corporation.

   FGIC   Financial Guaranty Insurance Company.

   FSA    Financial Security Assurance Inc.

   MBIA   Municipal Bond Investors Assurance Corporation.

   XLCA   XL Capital Assurance Inc.

FUTURES CONTRACTS OPEN AT JULY 31, 2007:

NUMBER OF                            DESCRIPTION, DELIVERY            UNDERLYING FACE            UNREALIZED
CONTRACTS          LONG/SHORT           MONTH AND YEAR                AMOUNT AT VALUE           DEPRECIATION
---------          ----------    -----------------------------        ---------------           ------------

   60                Short        U.S. Treasury Notes 30 Year,
                                         September 2007                $ (6,603,750)              $ (5,790)
   100               Short        U.S. Treasury Notes 10 Year,
                                         September 2007                 (10,742,188)               (35,432)
                                                                                                  ---------
                                 Total Unrealized Depreciation                                    $(41,222)
                                                                                                  =========

INTEREST RATE SWAP CONTRACT OPEN AT JULY 31, 2007:

                          NOTIONAL
                           AMOUNT           PAYMENTS               PAYMENTS              TERMINATION       UNREALIZED
    COUNTERPARTY            (000)        MADE BY TRUST         RECEIVED BY TRUST            DATE          APPRECIATION
------------------------------------------------------------------------------------------------------------------------

JPMorgan Chase & Co.       $20,000      Fixed Rate 3.79%     Floating Rate 3.85%       August 24, 2017      $181,694
                                                                                                            ========

ITEM 2. CONTROLS AND PROCEDURES.

(a) The Trust's principal executive officer and principal financial officer have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust's in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the Trust's internal control over financial reporting that occurred during the registrant's fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

ITEM 3. EXHIBITS.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.

                                        2

                                   SIGNATURES

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Insured Municipal Income Trust

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
September 20, 2007

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
September 20, 2007

/s/ Francis Smith
Francis Smith
Principal Financial Officer
September 20, 2007

                                        3

                                                                    EXHIBIT 3 A1

                  CERTIFICATION OF PRINCIPAL EXECUTIVE OFFICER

I, Ronald E. Robison, certify that:

1.    I have reviewed this report on Form N-Q of Morgan Stanley Insured
      Municipal Income Trust;

2.    Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3.    Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4.    The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) for the registrant and have:

      (a)   Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

      (b)   Omitted;

      (c)   Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

      (d)   Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5.    The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

      (a)   All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

      (b)   Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

Date: September 20, 2007

                                                 /s/ Ronald E. Robison
                                                 Ronald E. Robison
                                                 Principal Executive Officer

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                                                                    EXHIBIT 3 A2

                  CERTIFICATION OF PRINCIPAL FINANCIAL OFFICER

I, Francis Smith, certify that:

1.    I have reviewed this report on Form N-Q of Morgan Stanley Insured
      Municipal Income Trust;

2.    Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3.    Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4.    The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) for the registrant and have:

      (a)   Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

      (b)   Omitted;

      (c)   Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

      (d)   Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the
            registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5.    The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

      (a)   All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

      (b)   Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

Date: September 20, 2007

                                                 /s/ Francis Smith
                                                 Francis Smith
                                                 Principal Financial Officer

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